Summary of stock option activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Outstanding at beginning of period	100,437	160,986	206,946
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	(55,640)	(60,549)	(45,960)
Outstanding at end of period	44,797	100,437	160,986
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Outstanding at beginning of period	$ 253.64	$ 222.71	$ 207.83
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Expirations In Period Weighted Average Exercise Price	$ 238.85	$ 171.42	$ 155.68
Outstanding at end of period	$ 272.00	$ 253.64	$ 222.71